UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1.	Reports to Stockholders.

Fuller & Thaler

Behavioral Core Equity Fund

Semi-Annual Report

March 31, 2016

411 Borel Avenue, Suite 300

San Mateo, CA 94402

Investment Results (Unaudited)

Total Returns* as of March 31, 2016

	Six Months	One Year	Three Year	Since Inception (9/8/11)
Fuller & Thaler Behavioral Core Equity Fund
Institutional Shares	3.34%	(3.05)%	10.21%	15.55%
A Shares with Load	(2.60)%	(8.79)%	7.82%	13.75%
A Shares without Load	3.08%	(3.48)%	9.86%	15.16%
Select Shares	3.14%	(3.34)%	10.03%	15.38%
Russell 2000® Index(a)	2.02%	(9.76)%	6.84%	12.48%
S&P 500® Index(b)	8.49%	1.78%	11.82%	15.32%
		Expense Ratios(c)
		Institutional Shares	A Shares	Select Shares
Gross		1.60%	1.85%	1.70%
With Applicable Waivers		0.65%	0.90%	0.75%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Returns for A Shares with Load include the maximum 5.50% sales charge. Returns for periods greater than 1 year are annualized.

(a) The Russell 2000® Index (“Russell 2000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Effective 12/31/2015, the Fund’s benchmark was updated from the S&P 500 to the Russell 2000 as it was determined that the Russell 2000 more closely aligns with the investment strategy of the Fund. The Russell 2000 measures the performance of the small cap segment of the US equity universe. The Russell 2000 is a subset of the Russell 3000 Index and represents approximately 10% of total market capitalization of that index. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b) The S&P 500® Index is widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios are from the Fund’s prospectus dated January 28, 2016. Fuller & Thaler Asset Management, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding interest, taxes, brokerage fees and commission, other extraordinary expense not incurred in the ordinary course of the Fund’s business and indirect expenses such as acquired fund fees and expenses, do not exceed 0.65%, 0.90% and 0.75% for Institutional Shares, A Shares and Select Shares, respectively, of the Fund’s average daily net assets through January 31, 2017, and 0.80%, 1.05% and 0.90% for Institutional Shares, A Shares and Select Shares, respectively, of the Fund’s average daily net assets through January 31, 2018. Additional information pertaining to the Fund’s expense ratios as of March 31, 2016 can be found on the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

Portfolio Illustration (Unaudited)

March 31, 2016

The following chart gives a visual breakdown of the Fund by sector as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 through March 31, 2016).

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges and short-term redemptions. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund’s Expenses – (Unaudited) (continued)

		Beginning Account Value, October 1, 2015	Ending Account Value, March 31, 2016	Expenses Paid During Period(a)	Annualized Expense Ratio
Fuller & Thaler Behavioral Core Equity Fund
Institutional Shares	Actual	$1,000.00	$1,033.40	$3.23	0.64%

	Hypothetical(b)	$1,000.00	$1,021.82	$3.21	0.64%

A Shares	Actual	$1,000.00	$1,030.80	$4.53	0.89%

	Hypothetical(b)	$1,000.00	$1,020.54	$4.51	0.89%

Select Shares	Actual	$1,000.00	$1,031.40	$3.75	0.74%

	Hypothetical(b)	$1,000.00	$1,021.31	$3.73	0.74%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

Schedule of Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks – 98.85%

	Aerospace & Defense – 3.77%
5,800	AAR Corp.	$134,966
1,800	Ducommun, Inc. *	27,450
2,300	Vectrus, Inc. *	52,325

		214,741

	Air Freight & Logistics – 0.74%
1,000	Atlas Air Worldwide Holdings, Inc. *	42,270

	Auto Components – 2.70%
600	Strattec Security Corp.	34,434
1,500	Visteon Corp. *	119,385

		153,819

	Banks – 3.18%
800	CNB Financial Corp.	14,072
400	Enterprise Financial Services Corp.	10,816
1,300	Farmers National Banc Corp.	11,583
400	Financial Institutions, Inc.	11,628
600	First Community Bancshares, Inc.	11,904
400	First Interstate BancSystem, Inc.	11,252
1,400	MBT Financial Corp.	11,270
700	Northrim BanCorp, Inc.	16,737
400	Old Line Bancshares, Inc.	7,212
1,100	Southside Bancshares, Inc.	28,677
500	Suffolk BanCorp	12,620
600	United Community Banks, Inc.	11,082
1,000	WashingtonFirst Bankshares, Inc.	21,850

		180,703

	Beverages – 0.98%
5,500	Primo Water Corp. *	55,495

	Capital Markets – 0.14%
300	Hennessy Advisors, Inc.	8,010

	Chemicals – 2.63%
2,500	KMG Chemicals, Inc.	57,675
4,100	Koppers Holdings, Inc. *	92,127

		149,802

	Commercial Services & Supplies – 1.96%
5,700	Ennis, Inc.	111,435

	Communications Equipment – 2.26%
2,400	Bel Fuse, Inc. – Class B	35,040
7,000	EMCORE Corp. *	35,000
13,900	Extreme Networks, Inc. *	43,229
1,600	KVH Industries, Inc. *	15,280

		128,549

	Construction & Engineering – 3.92%
4,300	Integrated Electrical Services, Inc. *	63,081
7,100	Quanta Services, Inc. *	160,176

		223,257

	Construction Materials – 0.32%
300	United States Lime & Minerals, Inc.	18,003

	Containers & Packaging – 1.39%
1,200	AEP Industries, Inc.	79,200

	Diversified Consumer Services – 1.06%
6,000	Cambium Learning Group, Inc. *	25,620
2,100	Collectors Universe, Inc.	34,860

		60,480

	Diversified Financial Services – 0.87%
2,500	A-Mark Precious Metals, Inc.	49,750

	Diversified Telecommunications Services – 5.20%
15,200	Alaska Communications Systems Group, Inc. *	27,056
49,800	Cincinnati Bell, Inc. *	192,726
4,900	IDT Corp.	76,391

		296,173

	Electronic Equipment, Instruments & Components – 3.84%
2,300	Electro Rent Corp.	21,298
4,100	Kimball Electronics, Inc. *	45,797
1,500	Tech Data Corp. *	115,155
2,600	Vishay Precision Group, Inc. *	36,426

		218,676

See accompanying notes which are an integral part of these financial statements.

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Energy Equipment & Services – 1.57%
2,000	Noble Corp. PLC	$20,700
2,600	PHI, Inc. *	49,114
5,900	Seadrill Ltd. *	19,470

		89,284

	Food & Staples Retailing – 2.83%
3,000	Ingles Markets, Inc. – Class A	112,500
2,000	Village Super Market, Inc. – Class A	48,320

		160,820

	Food Products – 2.66%
900	Bunge Ltd.	51,003
700	John B. Sanfilippo & Son, Inc.	48,363
1,500	Seneca Foods Corp. – Class A *	52,110

		151,476

	Health Care Equipment & Supplies – 2.06%
3,500	Cutera, Inc. *	39,375
1,900	SeaSpine Holdings Corp. *	27,816
800	Utah Medical Products, Inc.	50,032

		117,223

	Health Care Providers & Services – 2.05%
800	Magellan Health, Inc. *	54,344
2,500	Triple-S Management Corp. – Class B *	62,150

		116,494

	Health Care Technology – 0.68%
4,400	Simulations Plus, Inc.	38,852

	Hotels Restaurants & Leisure – 4.30%
6,200	Century Casinos, Inc. *	38,192
5,900	Del Frisco’s Restaurant Group, Inc. *	97,822
2,500	J Alexander’s Holdings, Inc. *	26,400
2,200	Marcus Corp./The	41,690
2,100	Monarch Casino & Resort, Inc. *	40,866

		244,970

	Household Durables – 3.09%
1,600	CSS Industries, Inc.	44,688
1,300	NACCO Industries, Inc.	74,633
4,000	Taylor Morrison Home Corp. *	56,480

		175,801

	Household Products – 1.80%
3,800	Central Garden & Pet Co. – Class A *	61,902
1,200	Oil-Dri Corp of America	40,536

		102,438

	Independent Power and Renewable Electricity Producers – 1.87%
43,300	Atlantic Power Corp.	106,518

	Insurance – 4.61%
10,600	Ambac Financial Group, Inc. *	167,480
4,200	Hallmark Financial Services, Inc. *	48,300
200	Investors Title Co.	18,214
2,200	Maiden Holdings Ltd.	28,468

		262,462

	Internet Software & Services – 2.14%
6,300	ChannelAdvisor Corp. *	70,875
2,300	Liquidity Services, Inc. *	11,914
6,000	Marchex, Inc. – Class B	26,700
1,500	Rightside Group Ltd. *	12,075

		121,564

	IT Services – 1.33%
6,300	Higher One Holdings, Inc. *	24,633
500	Leidos Holdings, Inc.	25,160
7,400	Planet Payment, Inc. *	26,122

		75,915

	Leisure Products – 0.55%
1,400	Johnson Outdoors, Inc.	31,108

	Life Sciences Tools & Services – 0.74%
9,300	Enzo Biochem, Inc. *	42,315

	Machinery – 4.92%
2,100	Global Brass & Copper Holdings, Inc.	52,395
2,300	Graham Corp.	45,793
1,900	Miller Industries, Inc.	38,532

See accompanying notes which are an integral part of these financial statements.

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Machinery – (continued)
400	Omega Flex, Inc.	$13,912
8,600	SPX Corp.	129,172

		279,804

	Media – 1.90%
13,300	Clear Channel Outdoor Holdings, Inc.	62,510
3,800	Reading International, Inc. – Class A *	45,524

		108,034

	Metals & Mining – 0.91%
1,900	Handy & Harman Ltd. *	51,965

	Multi-Utilities – 1.08%
2,600	NiSource, Inc.	61,256

	Oil, Gas & Consumable Fuels – 1.32%
3,200	Evolution Petroleum Corp.	15,552
37,400	Navios Maritime Acquisition Corp.	59,466

		75,018

	Personal Products – 1.01%
1,403	Nature’s Sunshine Products, Inc.	13,469
1,800	Nutraceutical International Corp. *	43,830

		57,299

	Pharmaceuticals – 0.75%
1,500	Heska Corp. *	42,750

	Professional Services – 1.13%
2,200	CRA International, Inc. *	43,208
2,800	Volt Information Sciences, Inc. *	21,084

		64,292

	Real Estate Investment Trusts (REITS) – 8.84%
4,600	Agree Realty Corp.	176,962
6,600	Armada Hoffler Properties, Inc.	74,250
5,300	CatchMark Timber Trust, Inc.	57,399
1,600	City Office REIT, Inc.	18,240
1,800	Community Healthcare Trust, Inc.	33,282
4,580	CorEnergy Infrastructure Trust, Inc.	92,104
4,900	Orchid Island Capital, Inc.	50,813

		503,050

	Real Estate Management & Development – 1.00%
1,200	Altisource Portfolio Solutions SA *	28,980
1,100	Marcus & Millichap, Inc. *	27,929

		56,909

	Road & Rail – 0.96%
3,300	Universal Truckload Services, Inc.	54,351

	Semiconductors & Semiconductor Equipment – 0.59%
3,700	DSP Group, Inc. *	33,744

	Software – 1.25%
500	Exa Corp. *	6,475
3,100	Rosetta Stone, Inc. *	20,801
11,100	Zix Corp. *	43,623

		70,899

	Specialty Retail – 2.49%
4,800	Sears Hometown and Outlet Stores, Inc. *	30,816
2,300	Shoe Carnival, Inc.	62,008
500	Winmark Corp.	48,990

		141,814

	Textiles, Apparel & Luxury Goods – 2.10%
700	Cherokee, Inc. *	12,453
1,700	Culp, Inc.	44,574
3,400	Perry Ellis International, Inc. *	62,594

		119,621

	Thrifts & Mortgage Finance – 0.71%
300	Federal Agricultural Mortgage Corp. – Class C	11,319
1,000	PennyMac Financial Services, Inc. – Class A *	11,760

See accompanying notes which are an integral part of these financial statements.

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Thrifts & Mortgage Finance – (continued)
400	Provident Financial Holdings, Inc.	$6,820
400	Territorial BanCorp, Inc.	10,424

		40,323

	Trading Companies & Distributors – 0.65%
1,900	Lawson Products, Inc. *	37,202

	Total Common Stocks (Cost $5,465,284)	5,625,934

Cash Equivalents – 4.56%

259,590	Federated U.S. Treasury Cash Reserves – Service Shares, 0.00%(a)	$259,590

	Total Cash Equivalents (Cost $259,590)	259,590

	Total Investments – 103.41% (Cost $5,724,874)	5,885,524

	Liabilities in Excess of Other Assets – (3.41)%	(193,818)

	NET ASSETS – 100.00%	$5,691,706

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of March 31, 2016.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

Assets
Investments in securities at fair value (cost $5,724,874)	$5,885,524
Cash	1,246
Receivable for fund shares sold	1
Receivable for investments sold	47,484
Dividends receivable	4,714
Receivable from Adviser	14,838
Prepaid expenses	37,326
Total Assets	5,991,133
Liabilities
Payable for investments purchased	191,143
Payable for fund shares redeemed	31,505
Accrued 12b-1 fees – A Shares	482
Accrued Administrative services fees – Select Shares	2
Payable to administrator, fund accountant, and transfer agent	35,444
Payable to trustees	318
Other accrued expenses	40,533
Total Liabilities	299,427
Net Assets	$5,691,706
Net Assets consist of:
Paid-in capital	$7,173,935
Accumulated undistributed net investment income	41,620
Accumulated undistributed net realized loss from investment transactions	(1,684,499)
Net unrealized appreciation on investments	160,650
Net Assets	$5,691,706
Institutional Shares:
Net Assets	$3,412,153
Shares outstanding (unlimited number of shares authorized, no par value)	202,136
Net asset value, offering and redemption price per share	$16.88
A Shares:
Net Assets	$2,260,415
Shares outstanding (unlimited number of shares authorized, no par value)	135,320
Net asset value and redemption price per share	$16.70
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share	$17.67
Maximum sales charge	5.50%
Select Shares(a):
Net Assets	$19,138
Shares outstanding (unlimited number of shares authorized, no par value)	1,141
Net asset value and redemption price per share	$16.78 (b)

(a)	Formerly the P Shares.
(b)	Net asset value and redemption price per share may not recalculate exactly due to rounding.

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the six months ended March 31, 2016 (Unaudited)

Investment Income:
Dividend income (net of foreign taxes withheld of $171)	$147,409
Total investment income	147,409
Expenses:
Investment Adviser fee	45,025
12b-1 fees – A Shares	2,980
12b-1 fees – C Shares(a)	380
12b-1 fees – D Shares(a)	358
Administrative services fee – Select Shares(b)	20
Administration	13,687
Custodian	2,687
Fund accounting	19,019
Transfer agent	18,375
Legal	5,669
Registration	26,430
Audit	11,861
Trustee	1,726
Pricing	4,288
Printing	7,788
Miscellaneous	6,843
Overdraft fees	308
Total expenses	167,444
Fees contractually waived and reimbursed by Adviser	(113,354)
Net operating expenses	54,090
Net investment income	93,319
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(1,178,274)
Net realized loss on foreign currency transactions	(39)
Net change in unrealized appreciation of investment securities	487,418
Net realized and unrealized gain (loss) on investments	(690,895)
Net decrease in net assets resulting from operations	$(597,576)

(a)	Effective October 23, 2015, C Shares and D Shares were converted to A Shares.
(b)	Formerly the P Shares.

See accompanying notes which are an integral part of these financial statements.

Statements of Changes in Net Assets

	For the six months ended March 31, 2016 (Unaudited)	Period from December 1, 2014 through September 30, 2015(a)	Year ended November 30, 2014
Increase (Decrease) in Net Assets due to: Operations:
Net investment income	$93,319	$578,743	$981,337
Net realized (loss) on investment securities transactions	(1,178,313)	12,166,088	6,048,044
Net change in unrealized appreciation (depreciation) of investment securities	487,418	(13,295,021)	3,453,370
Net increase (decrease) in net assets resulting from operations	(597,576)	(550,190)	10,482,751
Distributions From:
Net investment income:
Institutional Shares	(227,200)	(1,119,347)	(412,898)
A Shares	(40,148)	(151,343)	(90,468)
C Shares(b)	–	(7,028)	(1,785)
D Shares(b)	–	(33,727)	(454)
Select Shares	(265)	(2,311)	(111)
Net realized gains:
Institutional Shares	(1,854,228)	(13,174,278)	(1,759,764)
A Shares	(336,805)	(2,518,110)	(306,379)
C Shares(b)	–	(208,608)	(8,829)
D Shares(b)	–	(588,302)	(6,517)
Select Shares	(2,229)	(27,964)	(603)
	(2,460,875)	(17,831,018)	(2,587,808)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	825,009	4,329,364	44,216,425
Reinvestment of distributions	2,081,427	14,293,625	2,172,662
Amount paid for shares redeemed	(12,411,977)	(62,493,252)	(27,583,735)
Total Institutional Shares	(9,505,541)	(43,870,263)	18,805,352
A Shares:
Proceeds from shares sold	46,378	4,792,646	3,827,973
Shares issued in connection with class consolidation(b)	2,552,871	–	–
Reinvestment of distributions	368,436	236,093	42,711
Amount paid for shares redeemed	(1,124,417)	(11,338,632)	(3,281,256)
Total A Shares	1,843,268	(6,309,893)	589,428
C Shares(b):
Proceeds from shares sold	6,815	595,452	284,894
Reinvestment of distributions	–	215,605	10,364
Shares redeemed in connection with class consolidation	(429,826)	–	–
Amount paid for shares redeemed	(310,842)	(296,644)	(89,007)
Total C Shares	(733,853)	514,413	206,251

See accompanying notes which are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	For the six months ended March 31, 2016 (Unaudited)	Period from December 1, 2014 through September 30, 2015(a)	Year ended November 30, 2014
Capital Transactions (continued):
D Shares(b):
Proceeds from shares sold	$7,358	$2,761,053	$821,450
Reinvestment of distributions	–	621,362	6,971
Shares redeemed in connection with class consolidation	(2,123,045)	–	–
Amount paid for shares redeemed	(26,679)	(1,640,311)	(49,299)
Total D Shares	(2,142,366)	1,742,104	779,122
Select Shares:
Proceeds from shares sold	25	–	92,492
Reinvestment of distributions	2,495	30,275	714
Amount paid for shares redeemed	(86,707)	(12,046)	(684)
Total Select Shares	(84,187)	18,229	92,522
Net increase (decrease) in net assets resulting from capital transactions	(10,622,679)	(47,905,410)	20,472,675
Total Increase (Decrease) in Net Assets	(13,681,130)	(66,286,618)	28,367,618
Net Assets
Beginning of period	19,372,836	85,659,454	57,291,836
End of period	$5,691,706	$19,372,836	$85,659,454
Accumulated undistributed net investment income included in net assets at end of period	$41,620	$215,914	$951,417
Share Transactions – Institutional Shares:
Shares sold	49,225	192,084	1,871,574
Shares issued in reinvestment of distributions	126,147	664,256	96,471
Shares redeemed	(805,234)	(2,891,123)	(1,134,784)
Total Institutional Shares	(629,862)	(2,034,783)	833,261
Share Transactions – A Shares:
Shares sold	2,181	221,645	162,296
Shares issued in connection with class consolidation(b)	129,981	–	–
Shares issued in reinvestment of distributions	22,521	11,273	1,899
Shares redeemed	(64,999)	(577,683)	(136,703)
Total A Shares	89,684	(344,765)	27,492
Share Transactions – C Shares(b):
Shares sold	359	25,819	12,353
Shares issued in reinvestment of distributions	–	10,623	468
Shares redeemed in connection with class consolidation	(22,500)	–	–
Shares redeemed	(16,472)	(15,717)	(3,656)
Total C Shares	(38,613)	20,725	9,165

See accompanying notes which are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	For the six months ended March 31, 2016 (Unaudited)	Period from December 1, 2014 through September 30, 2015(a)	Year ended November 30, 2014
Share Transactions – D Shares(b):
Shares sold	382	118,622	33,945
Shares issued in reinvestment of distributions	–	30,442	313
Shares redeemed in connection with class consolidation	(109,062)	–	–
Shares redeemed	(1,388)	(78,989)	(2,052)
Total D Shares	(110,068)	70,075	32,206
Share Transactions – Select Shares:
Shares sold	1	–	3,788
Shares issued in reinvestment of distributions	152	1,427	32
Shares redeemed	(4,363)	(588)	(28)
Total Select Shares	(4,210)	839	3,792

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	Effective October 23, 2015, C Shares and D Shares were converted to A Shares.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Core Equity Fund – Institutional Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For The Six Months Ended March 31, 2016 (Unaudited)		Period Ended September 30, 2015(a)		Years ended November 30,			Period Ended November 30, 2011(b)
					2014	2013	2012
Net asset value, at beginning of period	$18.84		$25.83		$23.74	$19.10	$16.06	$15.00

Income from investment operations:

Net investment income(c)	0.11		0.25		0.31	0.30	0.34	0.05

Net realized and unrealized gain (loss) on investments	0.47		(0.96)		2.81	5.73	2.77	1.01

Total from investment operations	0.58		(0.71)		3.12	6.03	3.11	1.06

Distributions from:

Net investment income	(0.28)		(0.42)		(0.19)	(0.30)	(0.07)	–

Net realized gain	(2.26)		(5.86)		(0.84)	(1.09)	–	–

Total from distributions	(2.54)		(6.28)		(1.03)	(1.39)	(0.07)	–

Net asset value, at end of period	$16.88		$18.84		$25.83	$23.74	$19.10	$16.06

Total Return(d)	3.34	%(e)	(4.09	)%(e)	13.79%	34.02%	19.46%	7.07	%(e)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$3,412		$15,677		$74,044	$48,281	$17,172	$10,705

Before waiver:

Ratio of expenses to average net assets	2.11	%(f)	0.99	%(f)(g)	0.76%	1.05%	2.32%	2.58	%(f)

After waiver:

Ratio of expenses to average net assets	0.64	%(f)	0.55	%(f)(g)	0.55%	0.55%	0.55%	0.55	%(f)

Ratio of net investment income to average net assets	1.23	%(f)	1.33	%(f)(g)	1.29%	1.44%	1.88%	1.48	%(f)

Portfolio turnover(h)	47	%(e)	108	%(e)	89%	64%	76%	0	%(e)(h)(i)

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	For the period September 8, 2011 (commencement of operations) through November 30, 2011.
(c)	Per share net investment income has been calculated using the average shares method.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Certain expenses incurred by the Fund were not annualized.
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(i)	Amount rounds to less than 1%.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Core Equity Fund – A Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For The Six Months Ended March 31, 2016 (Unaudited)		Period Ended September 30, 2015(a)		Years Ended November 30,			Period Ended November 30, 2011(b)
					2014	2013	2012
Net asset value, at beginning of period	$18.70		$25.67		$23.72	$19.04	$16.05	$15.00

Income from investment operations:

Net investment income(c)	0.09		0.20		0.24	0.24	0.29	0.04

Net realized and unrealized gain (loss) on investments	0.44		(0.96)		2.79	5.73	2.76	1.01

Total from investment operations	0.53		(0.76)		3.03	5.97	3.05	1.05

Distributions from:

Net investment income	(0.27)		(0.35)		(0.24)	(0.20)	(0.06)	–

Net realized gain	(2.26)		(5.86)		(0.84)	(1.09)	–	–

Total from distributions	(2.53)		(6.21)		(1.08)	(1.29)	(0.06)	–

Net asset value, at end of period	$16.70		$18.70		$25.67	$23.72	$19.04	$16.05

Total Return(d)	3.08	%(e)	(4.33	)%(e)	13.43%	33.61%	19.07%	7.00	%(e)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$2,260		$853		$10,023	$8,607	$49	$11

Before waiver:

Ratio of expenses to average net assets	2.36	%(f)	1.27	%(f)(g)	1.02%	1.25%	2.76%	2.84	%(f)

After waiver:

Ratio of expenses to average net assets	0.89	%(f)	0.81	%(f)(g)	0.82%	0.83%	0.90%	0.90	%(f)

Ratio of net investment income to average net assets	1.00	%(f)	1.11	%(f)(g)	1.02%	1.09%	1.59%	1.14	%(f)

Portfolio turnover(h)	47	%(e)	108	%(e)	89%	64%	76%	0	%(e)(h)(i)

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	For the period September 8, 2011 (commencement of operations) through November 30, 2011.
(c)	Per share net investment income has been calculated using the average shares method.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Certain expenses incurred by the Fund were not annualized.
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(i)	Amount rounds to less than 1%.

See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Core Equity Fund – Select Shares

Financial Highlights

Selected data for a share outstanding throughout each period.

	For The Six Months Ended March 31, 2016 (Unaudited)		Period Ended September 30, 2015(a)		Years Ended November 30,			Period Ended November 30, 2011(b)
					2014	2013	2012
Net asset value, at beginning of period	$18.77		$25.84		$23.74	$19.09	$16.05	$15.00

Income from investment operations:

Net investment income(c)	0.10		0.23		0.31	0.29	0.32	0.05

Net realized and unrealized gain (loss) on investments	0.44		(0.97)		2.78	5.71	2.79	1.00

Total from investment operations	0.54		(0.74)		3.09	6.00	3.11	1.05

Distributions from:

Net investment income	(0.27)		(0.47)		(0.15)	(0.26)	(0.07)	–

Net realized gain	(2.26)		(5.86)		(0.84)	(1.09)	–	–

Total from distributions	(2.53)		(6.33)		(0.99)	(1.35)	(0.07)	–

Net asset value, at end of period	$16.78		$18.77		$25.84	$23.74	$19.09	$16.05

Total Return(d)	3.14	%(e)	(4.21	)%(e)	13.64%	33.83%	19.43%	7.00	%(e)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$19		$100		$117	$17	$13	$11

Before waiver:

Ratio of expenses to average net assets	2.21	%(f)	1.23	%(f)(g)	0.81%	1.20%	2.38%	2.70	%(f)

After waiver:

Ratio of expenses to average net assets	0.74	%(f)	0.65	%(f)(g)	0.65%	0.65%	0.65%	0.65	%(f)

Ratio of net investment income to average net assets	1.13	%(f)	1.25	%(f)(g)	1.29%	1.42%	1.76%	1.39	%(f)

Portfolio turnover(h)	47	%(e)	108	%(e)	89%	64%	76%	0	%(e)(h)(i)

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	For the period September 8, 2011 (commencement of operations) through November 30, 2011.
(c)	Per share net investment income has been calculated using the average shares method.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Certain expenses incurred by the Fund were not annualized.
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(i)	Amount rounds to less than 1%.

See accompanying notes which are an integral part of these financial statements.

Notes to the Financial Statements

March 31, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Fuller & Thaler Behavioral Core Equity Fund (“the Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on March 18, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “Fuller & Thaler”). Prior to October 23, 2015, Allianz Global Investors Fund Management LLC (“AGIFM”) served as the Fund’s investment adviser and Fuller & Thaler served as the Fund’s sub-adviser. The investment objective of the Fund is to seek long-term capital appreciation.

The Fund currently offers three share classes: Institutional Shares, A Shares and Select Shares (formerly P Shares). Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Class A Shares currently has a maximum sales charge on purchases of 5.50% as a percentage of the original purchase price. Effective on the close of business on October 23, 2015, C Shares and D Shares were converted to A Shares.

The Fund was previously a series of the Allianz Funds Multi-Strategy Trust, an unaffiliated registered investment company. On October 21, 2015 shareholders voted to reorganize the Fund into the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of, and during the period ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the last three years and the interim tax period since then.

Notes to the Financial Statements (continued)

March 31, 2016 (Unaudited)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to the Financial Statements (continued)

March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board-approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with Trust good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.

Notes to the Financial Statements (continued)

March 31, 2016 (Unaudited)

Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks *	$5,625,934	$–	$–	$5,625,934
Cash Equivalents	259,590	–	–	259,590
Total	$5,885,524	$–	$–	$5,885,524

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended March 31, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Fund’s average daily net assets. Prior to October 26, 2015, AGIFM was paid a fee at an annual rate of 0.40% and earned fees of $4,131. For the period ended March 31, 2016, the Adviser earned fees of $40,894 from the Fund. At March 31, 2016, the Adviser owed $14,838 to the Fund, including fee waivers and expense reimbursements.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; nor the Fund’s (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and (v) indirect expenses such as acquired fund fees and expenses) do not exceed 0.65%, 0.90% and 0.75% for Institutional Shares, A Shares and Select Shares, respectively, of the Fund’s average daily net assets through January 31, 2017, and 0.80%, 1.05% and 0.90% for

Notes to the Financial Statements (continued)

March 31, 2016 (Unaudited)

Institutional Shares, A Shares and Select Shares, respectively, of the Fund’s average daily net assets through January 31, 2018 (“Expense Limitation”). Prior to October 26, 2015, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses did not exceed 0.55%, 0.81% and 0.65% for Institutional Shares, A Shares and Select Shares, respectively, through March 31, 2016. During any fiscal year that the Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three years, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement is made. This expense cap agreement may be terminated by the Board at any time.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Amount	Recoverable through
$100,764	September 30, 2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc., to supply non-investment related administrative and compliance services for the Fund. Prior to October 26, 2015, the Fund was serviced by Allianz Global Investors Fund Management LLC. For the period ended March 31, 2016, Ultimus earned fees of $13,687 for administrative services provided to the Fund. At March 31, 2016, Ultimus was owed $7,986 by the Fund for administrative and compliance services.

The Trust also retains Ultimus to act as the Fund’s transfer agent and to provide fund accounting services. Prior to October 26, 2015, the Fund was serviced by Boston Financial Data Services, Inc. as transfer agent and State Street Bank & Trust Co. (“State Street”) as fund accounting agent. For the period ended March 31, 2016, Ultimus earned fees of $17,153 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the period ended March 31, 2016, Ultimus earned fees of $10,894 from the Fund for fund accounting services. At March 31, 2016, Ultimus was owed $13,005 by the Fund for fund accounting services. At March 31, 2016, the Fund owed Ultimus $14,453 for transfer agent services and out-of-pocket expenses.

Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Prior to October 26, 2015, the Fund’s distributor was Allianz Global Investors Distributors LLC. During the period ended March 31, 2016, the Distributor received $830 from commissions earned on sales of A Shares, of which $716 was re-allowed to intermediaries of the Fund.

Certain officers of the Trust are employees of Ultimus. Both Ultimus and the Distributor operate as a wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. Officers of the Trust are also officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s A Shares in connection with the promotion and distribution of Fund’s A Shares

Notes to the Financial Statements (continued)

March 31, 2016 (Unaudited)

or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of A Shares, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually performed. Accordingly, the 12b-1 Expenses of the A Shares of the Fund may be less than fees paid out by the class under the Plan.

The Fund has adopted an Administrative Services Plan (the “Services Plan”) for Select Shares of the Fund. The Services Plan allows the Fund to use Select Shares to pay financial intermediaries that provide services relating to Select Shares. The Services Plan permits payments for the provision of certain administrative, record keeping and other services to Select Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to its Select Shares. Because these fees are paid out of the Fund’s Select Shares Class assets on an ongoing basis, over time they will increase the cost of an investment in Select Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	6,684,942
Sales
U.S. Government Obligations	$–
Other	19,031,601

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2016, Fuller & Thaler Asset Management 401(k) Profit Sharing Plan and Trust (“Fuller 401k”) owned 37% of the outstanding shares of the Fund. It is not known whether Fuller 401k or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

Notes to the Financial Statements (continued)

March 31, 2016 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

As of March 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$345,946
Gross Unrealized Depreciation	(228,386)
Net Unrealized Appreciation (Depreciation)	$117,560

At March 31, 2016, the aggregate cost of securities for federal income tax purposes was $5,767,964 for the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2015, was as follows:

2015
Distributions paid from:
Ordinary Income	$5,284,997
Net Long-Term Capital Gains	12,546,021

At September 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$216,521
Undistributed Long-Term Capital Gains	1,730,167

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting on April 29, 2015, the Board selected and approved KPMG LLP as the Independent Registered Public Accounting Firm for the Fund, replacing PricewaterhouseCoopers LLP.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no items requiring additional disclosure.

Approval of Investment Advisory Agreement

Fuller & Thaler Asset Management, Inc. (Unaudited)

At a special meeting of the Board of Trustees of Capitol Series Trust (“Trust”) on April 29, 2015, the Trust’s Board of Trustees (“Board” or “Trustees”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”) regarding the Fuller & Thaler Behavioral Core Equity Fund (the “Fund”) (the “Investment Advisory Agreement”). The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Fuller & Thaler and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Fuller & Thaler, including, but not limited to, Fuller & Thaler’s due diligence questionnaire, Fuller & Thaler’s Code of Ethics, the Expense Limitation Agreement, and certain Lipper expense analysis data, and the proposed Agreement and Plan of Reorganization by and between the Trust on behalf of the Fund and Allianz Funds Multi-Strategy Trust on behalf of the AllianzGI Behavioral Advantage Large Cap Fund (the “Predecessor Fund”), among other considerations, (collectively referred to as “Support Materials”). Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms and the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the SEC and Courts over the years have suggested would be appropriate for trustee consideration, including the factors in the Gartenberg case. Fuller & Thaler also met with the Trustees and provided further information regarding its proposed services to the Fund, including but not limited to information regarding its investment philosophy.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following, with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by Fuller & Thaler; (2) the cost of the services to be provided and the profits to be realized by Fuller & Thaler from services rendered to the Trust and the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; (5) the proposed Agreement and Plan of Reorganization by and between the Trust on behalf of the Fund and Allianz Funds Multi-Strategy Trust on behalf of the Predecessor Fund; (6) Fuller & Thaler’s services as sub-adviser to the Predecessor Fund; and (7) other financial benefits to Fuller & Thaler resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Fuller & Thaler’s presentation and the Support Materials, the Board concluded that the overall arrangements between the Trust and Fuller & Thaler as will be set forth in the Investment Advisory Agreement as it relates to the Fund are fair and reasonable in light of the services that Fuller & Thaler will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized in the following section.

Approval of Investment Advisory Agreement

Fuller & Thaler Asset Management, Inc. (Unaudited) (continued)

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to the Fund, noting that such services will include, but are not limited, to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by Fuller & Thaler on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Trustees considered Fuller & Thaler’s sub-advisory services to the Predecessor Fund and the Predecessor Fund’s historical performance. The Trustees also considered Fuller & Thaler’s performance as sub-adviser to the J.P. Morgan’s Undiscovered Managers Behavioral Value Fund, which utilizes some of the same behavioral investment techniques as the Fund. The Trustees noted the investment philosophy of the portfolio managers and their significant investment and portfolio management experience. The Trustees considered Fuller & Thaler’s capitalization and its assets under management. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Fuller & Thaler proposes to provide to the Fund under to the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee associated with the Fund and each class (Fuller & Thaler Behavioral Core Equity Fund: Advisory Fees of 0.60 percent for the Institutional Shares, Select Shares and A Shares, with total annual operating expenses capped at 0.65, 0.75, and 0.90 percent for the Institutional Shares, Select Shares and A Shares, respectively, through January 31, 2017, with total annual operating expenses capped at 0.80, 0.90, and 1.05 percent for the Institutional Shares, Select Shares and A Shares, respectively, through January 31, 2018). The Trustees considered Fuller & Thaler’s profitability analysis (12 month pro-forma) for services that Fuller & Thaler will render to the Fund. The Trustees noted that the management fees charged by Fuller & Thaler to the Predecessor Fund for its sub-advisory services are lower than the management fees proposed for the Fund, but that the proposed management fees of the Fund are lower than the median and average of the management fee for the Fund’s Lipper peer group. The Trustees also noted that Fuller & Thaler had contractually agreed to reimburse the Fund for operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) do not exceed the capped amount with respect to each class of the Fund’s average daily net assets. The Trustees concluded that Fuller & Thaler’s service relationship with the Fund may not initially be profitable until assets grow.

Comparative Fee and Expense Data.  The Trustees considered an analysis comparing the contractual expenses born by the Fund and those of funds in the same Lipper benchmark category with similar assets. The Trustees discussed in detail the fees associated with the Fund and each class (Fuller & Thaler Behavioral Core Equity Fund: Advisory Fees of 0.60 percent for the Institutional Shares, Select Shares and A Shares, with total annual operating expenses capped at 0.65, 0.75, and 0.90 percent for the Institutional Shares, Select Shares and A Shares, respectively, through January 31, 2017, with total annual operating expenses capped at 0.80, 0.90, and 1.05 percent for the Institutional Shares, Select Shares and A Shares, respectively, through January 31, 2018). The Trustees noted that the management fees and total operating expense ratio for the Fund compared reasonably with the average and median management fees (after waivers) reported for the

Approval of Investment Advisory Agreement

Fuller & Thaler Asset Management, Inc. (Unaudited) (continued)

benchmark category. While recognizing that it is difficult to compare advisory fees since advisory services provided may vary from one investment adviser to another, the Trustees concluded that Fuller & Thaler’s proposed advisory fees for the Fund were reasonable.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund did not contain breakpoints. The Trustees noted the fact that the Fund is newly organized and that an increase in assets would most likely not decrease the amount of advisory services that Fuller & Thaler would need to provide to the Fund. The Trustees also considered that Fuller & Thaler had agreed to consider breakpoints in the future in response to asset growth. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but considered revisiting this issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees noted that Fuller & Thaler does utilize soft dollar arrangements with respect to portfolio transactions and that affiliated brokers would not be used to execute the portfolio transactions of the Fund. The Trustees concluded that Fuller & Thaler will not receive material additional financial benefits from services rendered to the Fund.

Based upon Fuller & Thaler’s presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and Fuller & Thaler to be set forth in the Investment Advisory Agreement between the Trust and Fuller & Thaler are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

CAPITOL SERIES TRUST

PRIVACY POLICY

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

PROXY VOTING – (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (888) 912-4562 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Stacey Havens, Vice President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Tiffany R. Franklin, Secretary

INVESTMENT ADVISER

Fuller & Thaler Asset Management, Inc.

411 Borel Avenue, Suite 300

San Mateo, CA 94402

DISTRIBUTOR

Unified Financial Securities, LLC

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 West Nationwide Boulevard, Suite 500

Columbus, OH 43215

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. Schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date 5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date 5/25/16

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date 5/25/16